Revenue Recognition - Change In Balance Of Total Deferred Revenue (Details) - USD ($) $ in Thousands		3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Sep. 30, 2021	Dec. 31, 2020
Unearned Revenue
Beginning balance			$ 2,759	$ 566
Additions			3,161	4,117
Revenue Recognized				(1,924)
Revenue Recognized	$ (600)	$ (200)	(1,088)
Ending balance	$ 2,759	$ 4,832	$ 4,832	$ 2,759